January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 2.7%
Tesla Inc.(a)	1,194	$483,092
Broadline Retail — 4.3%
Amazon.com Inc.(a)	2,384	566,629
MercadoLibre Inc.(a)	106	203,752
		770,381
Capital Markets — 0.7%
S&P Global Inc.	232	120,967
Communications Equipment — 1.4%
Arista Networks Inc.(a)	2,182	251,432
Consumer Finance — 0.5%
Kaspi.KZ JSC	884	84,068
Electric Utilities — 0.6%
Constellation Energy Corp.	396	118,792
Electrical Equipment — 1.3%
Vertiv Holdings Co., Class A	1,951	228,306
Electronic Equipment, Instruments & Components — 1.2%
Coherent Corp.(a)	2,406	217,719
Entertainment — 4.4%
Netflix Inc.(a)	176	171,910
Nintendo Co. Ltd.	2,300	150,891
Spotify Technology SA(a)	561	307,736
Take-Two Interactive Software Inc.(a)	837	155,272
		785,809
Financial Services — 2.4%
Adyen NV(a)(b)	93	150,113
Mastercard Inc., Class A	493	273,827
		423,940
Industrial Conglomerates — 1.2%
Hitachi Ltd.	8,300	208,666
Interactive Media & Services — 8.5%
Alphabet Inc., Class A	1,991	406,204
Meta Platforms Inc., Class A	1,620	1,116,472
		1,522,676
IT Services — 3.3%
MongoDB Inc., Class A(a)	674	184,218
Shopify Inc., Class A(a)	1,279	149,387
Snowflake Inc., Class A(a)	1,471	267,001
		600,606
Professional Services — 2.4%
RELX PLC	4,420	219,481
Thomson Reuters Corp.	1,280	215,360
		434,841
Semiconductors & Semiconductor Equipment — 27.9%
Applied Materials Inc.	767	138,328
ARM Holdings PLC, ADR(a)	1,326	211,563
ASM International NV	276	160,131
ASML Holding NV(c)	304	224,750
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	4,730	$1,046,607
Marvell Technology Inc.	2,945	332,373
Micron Technology Inc.	2,653	242,060
Monolithic Power Systems Inc.	115	73,297
Nvidia Corp.	17,300	2,077,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,324	486,460
		4,992,780
Software — 29.4%
AppLovin Corp., Class A(a)	693	256,126
Atlassian Corp., Class A, NVS(a)	606	185,909
Autodesk Inc.(a)	421	131,074
Cadence Design Systems Inc.(a)	1,642	488,692
Constellation Software Inc./Canada	63	206,034
Crowdstrike Holdings Inc., Class A(a)	393	156,442
CyberArk Software Ltd.(a)	459	170,280
Datadog Inc., Class A(a)	694	99,041
Fair Isaac Corp.(a)	61	114,287
Guidewire Software Inc.(a)	775	163,734
Microsoft Corp.	3,299	1,369,283
Nutanix Inc., Class A(a)	1,598	109,886
Oracle Corp.	2,648	450,319
Palo Alto Networks Inc.(a)	857	158,048
Salesforce Inc.	397	135,655
Samsara Inc., Class A(a)	2,713	139,719
SAP SE, ADR NVS	1,230	339,554
ServiceNow Inc.(a)	436	444,014
Xero Ltd.(a)	1,275	143,508
		5,261,605
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	5,564	1,313,104
Total Long-Term Investments — 99.5% (Cost: $16,975,499)		17,818,784
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	120,000	120,000
Total Short-Term Securities — 0.6% (Cost: $120,000)		120,000
Total Investments — 100.1% (Cost: $17,095,499)		17,938,784
Liabilities in Excess of Other Assets — (0.1)%		(26,463)
Net Assets — 100.0%		$17,912,321

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$120,000 (b)	$—	$—	$—	$120,000	120,000	$1,296	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,785,994	$1,032,790	$—	$17,818,784
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$16,905,994	$1,032,790	$—	$17,938,784

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares